Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions

Acquisitions and Acquisition of Entities under Common Control

a.	On July 31, 2015, the Company acquired SPT (see note 24) and on December 18, 2015 the Company acquired the SPT Explorer and Navigator Spirit (see note 3).

b.

In August 2014, the Company purchased from Teekay a 50% ownership in TTOL, which owns conventional tanker commercial management and technical management operations, including the direct ownership in three commercially managed tanker pools, for an aggregate price of $23.7 million, including $6.7 million in net working capital (see note 8c).

c.

In January 2014, the Company and Teekay formed TIL. The Company purchase 2.5 million shares of common stock of TIL for $25.0 million and received a stock purchase warrant. In October 2014, the Company purchased an additional 0.9 million common shares of TIL on the open market for a purchase price of $10.0 million USD (see notes 8b and 12).

In May 2014, the Company sold two wholly-owned subsidiaries, each of which owned one VLCC, to TIL for the aggregate proceeds of $154.0 million plus related working capital on closing of $1.7 million (see note 21).

d.

In April 2010, when the Company purchased the Kaveri Spirit Suezmax tanker from Teekay, Teekay provided indemnification to the Company for the costs required to repair heating coils on the vessel. During the first quarter of 2014, the repairs were performed to coincide with the scheduled dry docking of the vessel. The Company received a $1.3 million indemnification payment from Teekay, which was treated as a reduction to the purchase price originally paid by the Company for the vessel.

Management Fee – Related and Other

e.

Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement (theManagement Agreement). In addition, certain of the Company’s vessels participate in pooling arrangements that, with the exception of a Medium Range pool, are managed by entities owned in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Time-charter revenues(i)	392	13,728	13,506
Pool management fees and commissions(ii)	(10,445)	(5,292)	(4,043)
Commercial management fees(iii)	(1,236)	(1,117)	(1,079)
Vessel operating expenses - technical management fee(iv)	(7,039)	(5,613)	(5,637)
Strategic and administrative service fees(v)	(8,356)	(8,676)	(10,783)
Entities under Common Control (note 3)
Time-charter revenues(vi)	4,558	6,572	—
Bareboat charter revenues (vii)	—	1,156	9,928
Commercial management fees	(246)	(226)	—
Vessel operating expenses - technical management fee	(430)	(399)	—
Strategic and administrative service fees	(660)	(861)	(927)

(i)

In December 2015, immediately after the completion of the 2015 Acquired Business, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which expires in July 2016. The Company also had chartered-out the Pinnacle Spirit andSummit Spirit to Teekay under fixed-rate time-charter contracts, which expired in the fourth quarter of 2014.

(ii)	The Company’s share of the Pool Managers’ fees are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income (loss).
(iii)

The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pooling arrangement, which are reflected in voyage expenses on the Company’s consolidated statements of income (loss).

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss).
(v)

The Manager’s strategic and administrative service fees have been presented in general and administrative fees on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 15) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

(vi)

The Company recorded $4.6 million and $6.6 million related to a time-charter out contract for the SPT Explorer for the years ended December 31, 2015 and 2014, respectively, associated with the Entities under Common Control. The vessel was under a fixed-rate time-charter contract with SPT which expired in September 2015.

(vii)

The Company recorded $0.9 million and $5.0 million related to a bareboat charter contract for the SPT Explorer for the years ended December 31, 2014 and 2013, respectively, associated with the Entities under Common Control. The vessel was under a fixed-rate bareboat contract with SPT which expired in March 2014. The Company also recorded $0.3 million and $5.0 million related to a bareboat charter contract for the Navigator Spirit for the years ended December 31, 2014 and 2013, respectively, associated with the Entities under Common Control. The vessel was under a fixed-rate bareboat charter contract with SPT which expired in Jan 2014.

f.

The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented in the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $7.9 million and $6.3 million were payable to the Manager as at December 31, 2015 and December 31, 2014, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities in the consolidated balance sheets. The amounts owing from the Pool Managers, which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. In addition, the Company had advanced $46.8 million and $36.2 million as at December 31, 2015 and December 31, 2014, respectively, to the Pool Managers for working capital purposes. The Company may be required to advance additional working capital funds from time to time. Working capital advances will be returned to the Company when a vessel no longer participates in the applicable pooling arrangement, less any set-offs for outstanding liabilities or contingencies. These activities, which are reflected in the consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

g.

The Management Agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $3.20 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2015, 2014 and 2013. Cash Available for Distribution represents net income (loss) plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.

h.

Pursuant to certain pooling arrangements (see note 5), the Pool Managers provide certain commercial services to the pool participants and administer the pools in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each pool participant’s vessels and a fixed amount per vessel per day which ranges from $275 to $350. Voyage revenues and voyage expenses of the Company’s vessels operating in these pool arrangements are pooled with the voyage revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pools as “net pool revenue” on the consolidated statements of income (loss). The pool receivable from affiliates as at December 31, 2015 and December 31, 2014 was $62.7 million and $35.3 million, respectively.